Dec. 16, 2019
MONDRIAN EMERGING MARKETS VALUE EQUITY FUND

GALLERY TRUST

Mondrian International Value Equity Fund

Mondrian Emerging Markets Value Equity Fund

Mondrian International Government Fixed Income Fund

Mondrian U.S. Small Cap Equity Fund

Mondrian Global Listed Infrastructure Fund

Rothko Emerging Markets Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 16, 2019 to each Fund’s summary prospectus (the “Summary Prospectuses”) and the Funds’ prospectuses (the “Prospectuses”), each dated March 1, 2019

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectuses, and should be read in conjunction with the Summary Prospectuses and Prospectuses.

In the “Fund Fees and Expenses” sections of the Summary Prospectuses, and the corresponding sections of the Prospectuses, the following sentence is hereby added to the end of the first paragraph:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

MON-SK-004-0100